NOTE 26 - Operating Segments: Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Segment information

Segment information

	For the year ended December 31, 2025
	Products	CDMO Services	Total
Revenues	32,630	1,878	34,508
Cost of revenues	13,451	581	14,032
Segment loss	5,333	242	5,575
Finance expense, net			5,484
Tax expenses			76
Net loss and comprehensive loss			11,135

	For the year ended December 31, 2024
	Products	CDMO Services	Total
Revenues	24,906	282	25,188
Cost of revenues	11,061	185	11,246
Segment loss	5,797	1,192	6,989
Finance expense, net			5,916
Tax expenses			8
Net loss and comprehensive loss			12,913